WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 150.4%
Alabama - 2.9%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$227,538	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	885,180
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,531,504
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	850,000	1,196,630
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	850,000	930,061	(b)(c)

Total Alabama				4,770,913

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	301,779
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	354,087	(a)

Total Alaska				655,866

Arizona - 3.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,877,254	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	306,485	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,624,080

Total Arizona				4,807,819

California - 19.1%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	589,595
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.130%	4/1/24	2,500,000	2,539,500	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	590,220	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	500,000	587,115	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,060,150	(a)(d)
California State, GO, Various Purpose	5.000%	4/1/43	3,000,000	3,267,060
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	629,020

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	$1,000,000	$1,198,490
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	1,050,000	1,089,417
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,793,565	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,857,375	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Power System, Series A	5.000%	7/1/47	1,000,000	1,184,790
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	142,655	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,832,409
Series C	6.500%	11/1/39	2,000,000	3,162,480
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	550,535	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	851,880
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	527,695
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	109,040
Senior Lien, Series A	5.750%	6/1/48	200,000	218,022
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	929,595
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	365,691
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,179,950

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	$300,000	$365,166
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,340,880

Total California				30,962,295

Colorado - 5.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	521,095
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	789,570
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	665,862
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	224,040
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,996,080

Total Colorado				8,196,647

Connecticut - 2.6%
Connecticut State Special Tax Revenue:
Special Tax Obligation Bonds, Series A	5.000%	5/1/40	1,000,000	1,249,210
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	606,530
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	578,740
Series E	5.000%	10/15/34	270,000	324,791
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	278,920	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,213,570

Total Connecticut				4,251,761

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	582,265

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	200,000	202,506
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	942,088

Total District of Columbia				1,144,594

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 6.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$350,000	$408,278	(a)
Series A	5.000%	10/1/45	1,000,000	1,138,980	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	179,229	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	837,909
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	589,375	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,491,760
Series A, Refunding	5.000%	10/1/49	500,000	598,260	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,428,475
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	270,488
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	500,000	510,870
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	250,000	307,225
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,168,860

Total Florida				10,929,709

Georgia - 0.8%
Georgia State Municipal Electric Authority Power Revenue, Project One, Series A	5.000%	1/1/50	250,000	305,620
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	770,419
Series C	4.000%	9/1/26	150,000	172,634	(b)(c)

Total Georgia				1,248,673

Illinois - 18.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	580,000

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	$330,000	$376,896
Series D	5.000%	12/1/46	2,000,000	2,304,480
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	66,455
Series A	5.000%	1/1/44	100,000	113,514
Series A, Refunding	5.000%	1/1/28	750,000	893,602
Series A, Refunding	6.000%	1/1/38	500,000	592,785
Series C, Refunding	5.000%	1/1/25	1,000,000	1,129,000
Series D, Refunding	5.500%	1/1/34	950,000	1,054,690
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	290,053
Senior Lien, Series D	5.000%	1/1/47	500,000	578,360
Senior Lien, Series D	5.000%	1/1/52	500,000	576,920
Series C	5.000%	1/1/35	2,200,000	2,502,852	(a)
Trips Obligated Group	5.000%	7/1/48	200,000	231,862	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	286,790
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	661,620
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	886,072
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	904,624
Second Lien Project	5.000%	11/1/39	500,000	564,400
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	500,000	581,555
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	582,455
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	292,405
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	313,483
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,787,055
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	119,377

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2006	5.500%	1/1/30	$50,000	$62,425
Series 2016	5.000%	1/1/33	500,000	554,130
Series 2016	5.000%	11/1/33	650,000	729,579
Series 2016, Refunding	5.000%	2/1/29	440,000	506,581
Series A	5.000%	5/1/36	250,000	285,973
Series A	5.000%	5/1/39	600,000	681,342
Series A, Refunding	5.000%	10/1/29	1,300,000	1,539,525
Series A, Refunding	5.000%	10/1/30	150,000	176,642
Series D	5.000%	11/1/27	900,000	1,048,617
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	1,188,280
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,815,330
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,631,760
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,127,000

Total Illinois				29,618,489

Indiana - 2.1%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	300,000	337,170
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	1,036,005
Series K	5.000%	6/1/27	2,000,000	2,019,460

Total Indiana				3,392,635

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	130,000	132,587

Kentucky - 1.1%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	1,500,000	1,717,095	(b)(c)

Louisiana - 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	586,855	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,427,568

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - (continued)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$350,000	$359,600	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	500,000	518,160	(b)(c)

Total Louisiana				3,892,183

Maryland - 0.3%
Maryland State EDC Revenue, Morgan State University Project	4.000%	7/1/40	500,000	548,955

Massachusetts - 3.2%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,438
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,249,450
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,018,700
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	212,166
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	296,755
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	400,000	441,100	(a)
Series A, Refunding	5.000%	7/1/36	500,000	621,540	(a)

Total Massachusetts				5,196,149

Michigan - 2.6%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	338,274
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,534,741
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	180,499
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	250,000	261,330	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	278,342
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	380,000	404,594	(e)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	$370,000	$421,511
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	150,000	167,975
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	119,574
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	477,332	(a)

Total Michigan				4,184,172

Missouri - 0.3%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	166,098
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	389,690

Total Missouri				555,788

New Jersey - 15.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	267,024
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	519,580
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,101,990	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	513,990
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.630%	3/1/28	2,500,000	2,504,175	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,125,700	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	198,212	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,442,410
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	119,352

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	$300,000	$355,065
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/38	6,000,000	6,250,200
Transportation Program, Series AA	5.000%	6/15/40	2,405,000	2,915,269
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	245,156
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,305,108
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,750,000	2,217,932
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	237,994

Total New Jersey				24,319,157

New York - 20.8%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	952,387
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	587,630
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	150,000	171,402
Green Bonds, Series D-1	5.000%	11/15/43	250,000	300,823
Green Bonds, Series D-3	4.000%	11/15/49	250,000	273,325
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	319,643
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	549,760
Series A-2	5.000%	5/15/30	500,000	617,685	(b)(c)
Series B, Refunding	5.000%	11/15/37	250,000	288,675
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	76,191	7,619
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	400,000	449,100
New York City, NY, TFA Future Tax Secured Revenue, Series C-1	4.000%	5/1/43	3,100,000	3,520,484
New York State Dormitory Authority Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	750,000	848,085
New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,298,840
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,029,146

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	$1,000,000	$1,234,450
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,203,290
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	533,047	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,070,220
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,000,000	1,121,500
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	599,715	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	773,084	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	286,500	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	500,000	615,650
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,855,770	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	100,000	111,332	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	250,000	280,250	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	4,750,000	4,753,847
Consolidated Series 221	4.000%	7/15/50	1,000,000	1,111,810	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	302,033
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	800,000	1,003,584
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	845,685
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,500,000	1,870,380

Total New York				33,786,751

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 4.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$500,000	$611,855
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	285,755
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,173,950
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	842,557
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	118,787

Total North Carolina				7,032,904

Ohio - 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	391,255
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,266,739
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue, Series 2013	5.000%	11/15/43	4,040,000	4,458,423	(e)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	484,150	(a)(b)(c)

Total Ohio				6,600,567

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	99,820	499	*(f)

Oregon - 1.4%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	735,180
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	680,352
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	301,553	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	502,412

Total Oregon				2,219,497

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 8.6%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	$500,000	$567,715
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	3,630,000	3,760,861	(e)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	306,128
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/29	125,000	145,641	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/29	625,000	699,681
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	255,705
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	367,622	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.000%	12/1/50	1,000,000	1,240,810
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,288,240	(a)
Philadelphia, PA, Authority for IDR, Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	500,000	576,295
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue:
Rebuild Project	5.000%	5/1/35	250,000	306,538
Rebuild Project	5.000%	5/1/38	500,000	607,840
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	350,000	441,451
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	309,783
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,177,170
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	242,128
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	604,085

Total Pennsylvania				13,897,693

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$1,150,000	$1,210,616
Puerto Rico Commonwealth Public Improvement Bonds, GO, Series A, Refunding	5.000%	7/1/41	375,000	292,969	*(f)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	650,000	586,625	*(f)
Series A	5.050%	7/1/42	100,000	90,250	*(f)
Series XX	5.250%	7/1/40	1,075,000	972,875	*(f)
Series ZZ, Refunding	5.250%	7/1/18	300,000	263,250	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	246,481
CAB, Restructured, Series A-1	0.000%	7/1/46	310,000	95,306
CAB, Restructured, Series A-1	0.000%	7/1/51	3,000,000	660,510
Restructured, Series A-1	4.550%	7/1/40	70,000	76,304
Restructured, Series A-1	5.000%	7/1/58	1,500,000	1,661,310
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,731,796
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,144,553

Total Puerto Rico				9,032,845

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	607,145	(a)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	235,296

Tennessee - 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	406,956
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,702,725	(b)(c)

Total Tennessee				2,109,681

Texas - 7.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	300,785
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	419,251
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	750,000	850,035

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	$600,000	$739,800	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,415,234
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,280,660
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,105,410	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	46,772	(a)
Series 2017	5.000%	11/1/36	40,000	46,450	(a)
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	943,096	(e)
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	289,153
Series B, Refunding	5.000%	1/1/40	600,000	643,974
Series B, Refunding	5.000%	1/1/45	600,000	679,230
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	190,815
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	519,496	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	101,685	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	24,810	*(f)

Total Texas				12,596,656

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	235,548

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$405,000	$405,919
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	200,916

Total U.S. Virgin Islands				842,383

Utah - 0.4%
Utah Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	300,000	333,942
Series 2021	4.000%	10/15/36	100,000	114,454
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	284,223

Total Utah				732,619

Virginia - 1.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	320,672
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	351,480	(a)
Series B, Refunding	5.000%	7/1/45	500,000	582,465	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	550,000	625,542
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	303,883

Total Virginia				2,184,042

Washington - 3.1%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	275,205	(a)
Series 2019	5.000%	4/1/44	500,000	594,645	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,564,279
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	354,486	(b)(c)
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	578,475
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	617,705

Total Washington				4,984,795

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	$400,000	$497,524	(b)(c)

Wisconsin - 3.3%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	586,485
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,151,760	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	441,924	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	200,000	235,282

Total Wisconsin				5,415,451

TOTAL MUNICIPAL BONDS (Cost - $223,939,363)				243,884,100

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(h) - 1.7%
New York - 1.7%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,929,239)	4.000%	3/15/41	2,475,000	2,822,913

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $226,868,602)				246,707,013

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Arizona - 0.2%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	400,000	400,000	(i)(j)

California - 0.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	300,000	300,000	(i)(j)

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	0.010%	11/1/35	100,000	100,000	(i)(j)

New York - 0.1%
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.020%	2/1/44	100,000	100,000	(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $900,000)				900,000

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,485)	0.030%	4,485	$4,485

TOTAL SHORT-TERM INVESTMENTS (Cost - $904,485)			904,485

TOTAL INVESTMENTS - 152.7% (Cost - $227,773,087)			247,611,498
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.3)%			(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (41.0)%			(66,500,000)
TOB Floating Rate Notes - (1.2)%			(1,855,000)
Other Assets in Excess of Other Liabilities - 0.8%			1,236,099

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$162,142,597

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2021.

(g)	The maturity principal is currently in default as of February 28, 2021.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace. Effective April 1, 2020 and August 14, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

19

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$243,884,100	—	$243,884,100
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,822,913	—	2,822,913

Total Long-Term Investments	—	246,707,013	—	246,707,013

Short-Term Investments†:
Municipal Bonds	—	900,000	—	900,000
Money Market Funds	$4,485	—	—	4,485

Total Short-Term Investments	4,485	900,000	—	904,485

Total Investments	$4,485	$247,607,013	—	$247,611,498

†	See Schedule of Investments for additional detailed categorizations.

21